Share-based Option Plan - Summary of Changes in Stock Options (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended		145 Months Ended
	Dec. 31, 2021 BRL (R$) share brazilianReal plan	Dec. 31, 2020 BRL (R$) share R$ / shares	Dec. 31, 2021 share	Dec. 31, 2021 brazilianReal	Dec. 31, 2021 R$ / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2019 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based compensation plans | plan	3
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	6,108,210	8,184,768
Granted	0	0	20,901,959
Exercised	2,035,286	2,076,558
Canceled	(149,238)	0
Number of options, Ending balance	3,923,686	6,108,210	3,923,686
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | R$ / shares		R$ (9,489)			R$ (5,933)		R$ (12,742)
Weighted average exercise price of share options exercisable in share-based payment arrangement | R$ / shares		R$ (15.12)			(11.79)
Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	1,653,005	589,394
Granted	300,000	1,382,582
Exercised	495,093	244,947
Canceled	(91,526)	(74,024)
Number of options, Ending balance	1,366,386	1,653,005	1,366,386
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | R$ / shares		R$ (13,421)			(15,877)		(6,152)
Number of other equity instruments outstanding in share-based payment arrangement	1,366,386		1,366,386	136,361
Share-based payment arrangement, income tax withheld | R$	R$ 5,805
Phantom Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	4,857,041	965,908
Granted	580,000	4,793,582
Exercised	140,253	3,568
Canceled	(160,106)	(898,881)
Number of options, Ending balance	5,136,682	4,857,041	5,136,682
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | R$ / shares		R$ (28,842)			(4,630)		R$ (13,373)
Share-based compensation liability | R$		R$ 62,351				R$ 49,828
Entity Share Price | R$ / shares		R$ 39.30			R$ 24.36